13 Taxes (Details 1) R$ in Thousands	Dec. 31, 2019 BRL (R$)
TaxesLineItems [Line Items]
Assets	R$ 2,068,955
Liabilities	(1,350,755)
Less Than 1 Year [Member]
TaxesLineItems [Line Items]
Assets	329,177
Liabilities	(96,763)
2021 [Member]
TaxesLineItems [Line Items]
Assets	258,853
Liabilities	(98,388)
2022 [Member]
TaxesLineItems [Line Items]
Assets	143,599
Liabilities	(91,131)
2023 [Member]
TaxesLineItems [Line Items]
Assets	136,665
Liabilities	(102,510)
2024 [Member]
TaxesLineItems [Line Items]
Assets	84,208
Liabilities	(80,290)
2025 to 2027 [Member]
TaxesLineItems [Line Items]
Assets	158,702
Liabilities	(209,525)
2028 to 2029 [Member]
TaxesLineItems [Line Items]
Assets	957,751
Liabilities	R$ (672,148)